NONCONTROLLING INTEREST (Details) - 3 months ended Mar. 31, 2023	USD ($)	CAD ($)
Balance, December 1, 2021	$ (90,474)
Share Of Profit For The Period		$ 13,718
Non-controlling Interest Acquired On Acquisiton Of Reciprocity		$ 76,756
Balance, March 31, 2023 and December 31, 2022	$ 0